ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable and accrued expense	$ 2,435,129	$ 2,389,231	$ 588,275
Accrued interest	306,178	282,612	189,527
Soundstr Obligation	145,259	145,259	145,259
Total accounts payable and accrued liabilities	$ 2,886,566	$ 2,817,102	$ 923,061